Finance Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Finance Lease Liabilities [Abstract]
Schedule of Future Finance Lease Payments

Future finance lease payments as of March 31, 2025 and 2026, are detailed as follows:

	As of March 31,
	2025	2026	2026
Finance leases	S$	S$	US$
2026	238,473	—	—
2027	200,085	243,228	188,538
2028	182,094	225,198	174,562
2029	128,072	172,034	133,352
2030	68,013	109,277	84,706
2031	—	103,110	79,926
Thereafter	75,113	78,043	60,495
Total future lease payment	891,850	930,890	721,579
Less: Imputed interest	(99,020)	(97,362)	(75,470)
Present value of finance lease liabilities	792,830	833,528	646,109
Less: Current portion	(199,320)	(206,352)	(159,954)
Long-term portion of finance lease liabilities	593,510	627,176	486,155

Schedule of Operating Leases and Finance Leases

The following table shows the weighted-average lease terms and discount rates for operating leases and finance leases:

	2025	2026
Weighted average remaining lease term (Years)
Finance leases	3	3

Weighted average discount rate
Finance leases	4%	4%

The components of the finance lease cost are as follows:

	For the years ended 31 March,
	2024	2025	2026	2026
	S$	S$	S$	US$
Finance lease cost:
Depreciation of property, plant and equipment	219,170	270,036	322,117	249,684
Interest on finance lease (Included in interest expense)	80,461	39,858	44,666	34,623
	299,631	309,894	366,783	284,307